As filed with Securities and Exchange Commission on May 19, 2004.

                                                             File Nos. 333-90324
                                                                       811-21096
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       Pre-Effective Amendment No. ___   [ ]

                       Post-Effective Amendment No. 7  [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 8      [X]

                        (Check Appropriate Box Or Boxes)

                            ------------------------

                          Variable Annuity Account Nine
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on             pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on May 3, 2004 pursuant to paragraph (a)(1) of Rule 485

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT NINE
                                Supplement to the
                 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY
                                DATED MAY 3, 2004

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The following replaces the sub-section titled ACCESS PROTECTOR FEATURE located in the OPTIONAL LIVING BENEFITS section of the prospectus:

ACCESS PROTECTOR FEATURE

What is Access Protector?

Access Protector is an optional feature available only on contracts issued on or after May 3, 2004 and subject to state availability. If you elect this feature, for which you will be charged an annualized fee, you are guaranteed to receive withdrawals over a minimum number of years that in total equals at least the initial Purchase Payment adjusted for withdrawals, even if the contract value falls to zero. Access Protector may offer protection in the event your contract value declines due to unfavorable investment performance.

How can I elect the feature?

You may elect the feature only at the time of contract issue and must choose either Option 1 or Option 2. The date you elect the feature (which is also the contract issue date) is your BENEFIT EFFECTIVE DATE. The earliest you may begin taking withdrawals under the benefit after a specified waiting period is the BENEFIT AVAILABILITY DATE. You cannot elect the feature if you are age 81 or older on the Benefit Effective Date or if the Benefit Availability Date is on or after the Latest Annuity Date. Generally, once you elect the feature, it cannot be cancelled. The Access Protector has rules and restrictions that are discussed more fully below.

How is the benefit calculated?

There are several components that comprise the integral aspects of this benefit. In order to determine the benefit's value at any point in time, we calculate each of the components as described below. We calculate Eligible Purchase Payments, Withdrawal Benefit Base, Step-Up Amount and Stepped-Up Benefit Base.

First, we determine the ELIGIBLE PURCHASE PAYMENTS according to the table below.

--------------------------------------------------------------------------------
             Time Elapsed Since                  Percentage of Eligible
           Benefit Effective Date                  Purchase Payments
--------------------------------------------------------------------------------
0-90 Days                                100%
--------------------------------------------------------------------------------
91 Days +                                0%
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Second, we determine the WITHDRAWAL BENEFIT BASE ("WBB"). THE WBB is used to calculate the amount of total guaranteed withdrawals and the annual maximum withdrawal amount available under the benefit. On the Benefit Availability Date, the WBB equals the sum of all Eligible Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

                Please keep this Supplement with your prospectus.

Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage of the WBB on the Benefit Availability Date. For contracts issued on or after May 19, 2004, you will not receive a Step-Up Amount if you make any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as the death benefit, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE ("SBB") which is the total amount available for withdrawal under the benefit and is used to calculate the minimum time period over which you may take withdrawals under the benefit. The SBB equals the WBB plus the Step-Up Amount.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA") which is a stated percentage of the WBB.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD ("MWP") which is the minimum period at any point in time over which you may take withdrawals under the benefit. The MWP is calculated by dividing the SBB by the MAWA.

The table below is a summary of the two Access Protector options we are offering as applicable on the Benefit Availability Date:

--------------------------------------------------------------------------------------------
                      Benefit Availability Date         Step-Up      MAWA      MWP* (if
                                                        Amount*   Percentage   MAWA
                                                                               taken each
                                                                               year)
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Option 1    3 years following Benefit Effective Date     10% of     10% of     11 years
                                                          WBB        WBB
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Option 2    5 years following Benefit Effective Date     20% of     10% of     12 years
                                                          WBB        WBB
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*You will not receive a Step-Up Amount if you take a withdrawal prior to the Benefit Availability Date. The MWP will be 10 years if you do not receive a Step-Up Amount.

EXAMPLE 1:

Assume you elect Access Protector Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your WBB is $100,000 on the Benefit Availability Date.

Your SBB equals WBB plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your MAWA as of the Benefit Availability Date is 10% of your WBB ($100,000 X 10% = $10,000). The MWP is equal to the SBB divided by the MAWA which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years on or after the Benefit Availability Date.

What is the fee for Access Protector?

The annualized Access Protector fee will be assessed against the WBB and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract value falls to zero before the benefit has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

                Please keep this Supplement with your prospectus.

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            Time Elapsed Since the                        Annualized Fee
            Benefit Effective Date
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0-7 years                                   0.65% of WBB
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8+ years                                    0.45% of WBB
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What is the effect of withdrawals on Access Protector?

The benefit amount, MAWA and MWP may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the MAWA generally reduce the benefit by the amount of the withdrawal. Withdrawals in excess of the MAWA may reduce the benefit based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the MAWA will result in a greater reduction of the benefit. We further explain the impact of withdrawals and the effect on each component of Access Protector through the calculations below:

       CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

       WBB: Withdrawals prior to the Benefit Availability Date reduce the WBB in the same proportion that the contract value was reduced at the time of the withdrawal and eliminate any Step-Up Amount.

Withdrawals after the Benefit Availability Date will not reduce the WBB until the sum of withdrawals exceeds the Step-Up Amount. Thereafter, any withdrawal or portion thereof that exceeds the Step-Up Amount will reduce the WBB as follows:
If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the MAWA, the WBB will be reduced by the amount of the withdrawal. If the withdrawal causes total withdrawals in the Benefit Year to exceed the MAWA, the WBB is reduced to the lesser of (a) or (b), where:

     a. is the WBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

     b. is the WBB immediately prior to the withdrawal minus the portion of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

       SBB: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount, the SBB will be equal to the WBB if you take withdrawals prior to the Benefit Availability Date.

After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the MAWA will reduce the SBB by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the MAWA (in that Benefit Year) reduces the SBB to the lesser of (a) or (b), where:

     a. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

     b. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced

                Please keep this Supplement with your prospectus.

     proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

       MAWA: If the sum of withdrawals in a Benefit Year does not exceed the MAWA for that Benefit Year, the MAWA does not change for the next Benefit Year.

If total withdrawals in a Benefit Year exceed the MAWA, the MAWA will be recalculated at the start of the next Benefit Year. The new MAWA will equal the SBB on that Benefit Year anniversary divided by the MWP on that Benefit Year Anniversary. The new MAWA may be lower than your previous MAWAs.

       MWP: After each withdrawal a new MWP is calculated. If total withdrawals in a Benefit Year are less than or equal to MAWA the new MWP equals the SBB after the withdrawal divided by the current MAWA.

During any Benefit Year in which the sum of withdrawals exceeds the MAWA, the new MWP equals the MWP calculated at the end of the prior Benefit Year reduced by one year.

EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE:

Assume you elect Access Protector Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your WBB is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your WBB by the percentage by which the contract value was reduced by the withdrawal $100,000 ((10% X 100,000) = $90,000). Since the Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your SBB on the Benefit Availability Date equals your WBB. Therefore, the SBB also equals $90,000. Your MAWA is 10% of the WBB on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAWA AFTER THE BENEFIT AVAILABILITY DATE:

Assume you elect Access Protector Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date. Because the withdrawal is less than or equal to your MAWA ($10,000), your SBB ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new SBB equals $112,500. Your MAWA remains $10,000. Your new MWP following the withdrawal is equal to the new SBB divided by your current MAWA, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAWA AFTER THE BENEFIT AVAILABILITY DATE:

Assume you elect Access Protector Option 2 and you invest a single Purchase Payment of $100,000. Your WBB is $100,000 and your SBB is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal. Because the withdrawal is greater than your MAWA ($10,000), we recalculate your SBB ($120,000) by

                Please keep this Supplement with your prospectus.

taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the SBB ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the MAWA from the SBB ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal. ($125,000/$5,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your SBB is the lesser of these two calculations or $105,000. The MWP following the withdrawal is equal to the MWP at the end of the prior year (12 years) reduced by one year (11 years). Your MAWA is your SBB divided by your MWP ($105,000/11) which equals $9,545.45.

What happens if my contract value is reduced to zero?

If the contract value is zero but the SBB is greater than zero, a benefit remains payable under Access Protector feature. While a benefit is payable under Access Protector until the SBB is reduced to zero, the contract is terminated when the contract value equals zero. At such time, except for Access Protector, all benefits of the contract are terminated. In that event, you may not make subsequent Purchase Payments.

Therefore, under adverse market conditions, withdrawals under the benefit may reduce the contract value to zero, thereby eliminating any death benefit or future income payments.

To receive your remaining Access Protector benefit, you may select one of the following options:

     a. lump sum distribution of the present value of the total remaining guaranteed withdrawals; or

     b. the current MAWA, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the SBB equals zero; or

     c. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining benefit will be paid as the current MAWA on a quarterly basis.

What happens to Access Protector upon a spousal continuation?

A spousal beneficiary of the original owner may elect to continue or cancel Access Protector and its accompanying fee. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change as a result of a spousal continuation. A Continuation Contribution is not considered an Eligible Purchase Payment for purposes of determining the benefit. SEE SPOUSAL CONTINUATION BELOW.

Can my non-spousal beneficiary elect to receive any remaining withdrawals under Access Protector upon my death?

If the SBB is greater than zero when the original owner dies, a non-spousal beneficiary may elect to continue receiving any remaining withdrawals under the benefit. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change. If a contract value remains, the fee for the benefit will continue to be assessed. Electing to receive the remaining withdrawals will terminate any death benefit payable to the non-spousal beneficiary.

               Please keep this Supplement with your prospectus.

Can Access Protector be canceled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

     1. Withdrawals in excess of MAWA in any Benefit Year reduce the SBB by 50% or more; or

     2. SBB is equal to zero; or

     3. Annuitization of the contract; or

     4. Full Surrender of the contract; or

     5. Death benefit is paid; or

     6. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

Important Information

The Access Protector may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. This feature also does not guarantee lifetime income payments. If you plan to make subsequent Purchase Payments over the life of your contract, which are not considered Eligible Purchase Payments under the feature, Access Protector does not guarantee a withdrawal of those subsequent Purchase Payments. You may never need to rely on Access Protector if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the benefit are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and any other benefits under the contract.

If you need to take withdrawals or are required to take minimum required distributions ("MRD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that withdrawals may negatively impact the value of Access Protector. Any withdrawals taken under this benefit or under the contract, may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances.

The Access Protector cannot be elected if you elect the Capital Protector feature. We reserve the right to limit the maximum WBB to $1 million. Access Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect Access Protector. We reserve the right to modify, suspend or terminate Access Protector (in its entirety or any component) at any time for prospectively issued contracts.

               Please keep this Supplement with your prospectus.

The following replaces the paragraph under the heading titled Legal Proceedings on page 44 of the prospectus:

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not of material importance to the Company's total assets nor are they material with respect to the Separate Account, with the exception of a purported class action captioned NIKITA Math, as Trustee of the N.D. Math Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

Date:  May 19, 2004

               Please keep this Supplement with your prospectus.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT NINE

                               PART A - PROSPECTUS

     Incorporated herein by reference to Post-Effective Amendment No. 6 under Securities Act of 1933 (the 33 Act) and No. 7 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement File No. 333-90324 and 811-21096 filed on Form N-4 on April 19, 2004.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

     Incorporated herein by reference to Post-Effective Amendment No. 6 under Securities Act of 1933 (the 33 Act) and No. 7 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement File No. 333-90324 and 811-21096 filed on Form N-4 on April 19, 2004.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

     The following financial statements are included in Part B of the Registration Statement:

          The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account Nine at December 31, 2003, for the year ended December 31, 2003, and for the periods ended December 31, 2002, are incorporated by reference to Post-Effective Amendment No. 6 under Securities Act of 1933 (the 33 Act) and No. 7 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement File No. 333-90324 and 811-21096 filed on Form N-4 on April 19, 2004.

(b)  Exhibits

(1)  Resolutions Establishing Separate Account....................................  *
(2)  Custody Agreements...........................................................  Not Applicable
(3)  (a)    Form of Distribution Contract.........................................  *
     (b)    Form of Selling Agreement ............................................  *
(4)  Variable Annuity Contract
     (a)    Group Annuity Certificate ............................................  **
     (b)    Individual Annuity Contract ..........................................  **
     (c)    Annual Ratchet Plan (Optional Death Benefit Endorsement) .............  **
     (d)    Estate Benefit Plan ..................................................  *
     (e)    Accidental Death Plan Benefit ........................................  *
     (f)    Enhanced Equity Assurance Plan .......................................  *
     (g)    Equity Assurance Plan ................................................  *
     (h)    IRA Endorsement ......................................................  *
     (i)    SIMPLE IRA Endorsement ...............................................  *
     (j)    Tax-Sheltered Annuity Endorsement ....................................  *
     (k)    Capital Protector Endorsement ........................................  *****
     (l)    Guaranteed Minimum Withdrawal Benefit Endorsement ....................  +
     (m)    Standard Death Benefit Endorsement ...................................  +
     (n)    Annual Rachet Plan Endorsement (2004) ................................  +
     (o)    Equity Assurance Plan Endorsement ....................................  +
     (p)    Enhanced Equity Assurance Plan Endorsement ...........................  +
(5)  Application for Contract
     (a)    Participant Enrollment Form ..........................................  *
     (b)    Annuity Application ..................................................  *
(6)  Depositor -- Corporate Documents
     (a)    Articles of Incorporation ............................................  *
     (a)(1) Restated Articles of Incorporation ...................................  ****
     (b)    By-Laws ..............................................................  *
(7)  Reinsurance Contract ........................................................  Not Applicable
(8)  Form of Fund Participation Agreements
     (a)    Alliance Variable Products Series Fund, Inc. .........................  *
(9)  Opinion and Consent of Counsel ..............................................  **
(10) Consent of Independent Accountants ..........................................  Filed Herewith
(11) Financial Statements Omitted from Item 23 ...................................  Not Applicable
(12) Initial Capitalization Agreement ............................................  Not Applicable
(13) Performance Computations ....................................................  ***
(14) Diagram and Listing of All Persons Directly or Indirectly Controlled By or
     Under Common Control with AIG SunAmerica, the Depositor of Registrant .......  Filed Herewith
(15) Power of Attorney
     (a)    June 2002.............................................................  **
     (b)    April 2004............................................................  ******

--------------------------------------

* Incorporated by reference to Pre-Effective Amendment No. 1 to File Nos. 333-333-88414 and 811-21096, filed on Form N-4 on May 16, 2002, Accession
      No. 0001172804-02-000005.
** Incorporated by reference to Initial Registration Statement to File Nos. 333-90324 and 811-21096, filed Form N-4 on June 12, 2002, Accession No. 0000928389-02-000214.
*** Incorporated by reference to Pre-Effective Amendment No. 1 to File Nos. 333-90324 and 811-21096, filed Form N-4 on December 5, 2002, Accession No. 0000928389-02-000306.
**** Incorporated by reference to Post-Effective Amendment Nos. 16 and 17 to File Nos. 033-88642 and 811-08874, filed Form N-4 on April 7, 2003,
      Accession No. 0000950148-03-000786.
***** Incorporated by reference to Post-Effective Amendment Nos. 4 and 5 to File
      Nos. 333-90324 and 811-21096, filed Form N-4 on October 20, 2003,
      Accession No. 0001193125-03-064116.
******Incorporated by reference to Post-Effective Amendment Nos. 5 and 6 to File
      Nos. 333-90324 and 811-21096, filed Form N-4 on February 24, 2004,
      Accession No. 0001193125-04-028761.
+ Incorporated by reference to Post-Effective Amendment 6 and 7, File Nos. 333-90324 and 811-21096, filed on Form N-4 on April 19, 2004, Accession No. 0001193125-04-064649.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                          POSITION
-------------------------------------------------------------------------------------------
Jay S. Wintrob                Director, Chief Executive Officer
James R. Belardi              Director and Senior Vice President
Marc H. Gamsin                Director and Senior Vice President
N. Scott Gillis*              Director, Senior Vice President and Chief Financial Officer
Jana W. Greer*                Director and President
Christine A. Nixon            Senior Vice President and Secretary
Gregory M. Outcalt            Senior Vice President
Stewart R. Polakov*           Senior Vice President and Controller
Edwin R. Raquel*              Senior Vice President and Chief Actuary
Michael J. Akers**            Senior Vice President
J. Franklin Grey              Vice President
Edward T. Texeria*            Vice President
Virginia N. Puzon             Assistant Secretary
----------

*    21650 Oxnard Street, Woodland Hills, CA 91367
**   2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-04-003302 filed March 15, 2004.

Item 27. Number of Contract Owners

As of February 29, 2004, the number of AllianceBernstein Ovation Plus contracts funded by Variable Annuity Account Nine was 328 of which 193 were qualified contracts and 135 were non-qualified contracts.

Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or (2) Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:
      AIG SunAmerica Life Assurance Company - Variable Separate Account
      AIG SunAmerica Life Assurance Company - Variable Annuity Account One
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company - FS Variable Annuity Account Two First SunAmerica Life Insurance Company - FS Variable Annuity Account Five Presidential Life Insurance Company - Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Style Select Series, Inc. issued by AIG SunAmerica Asset
       Management Inc. (AIG SAAMCo)
      SunAmerica Equity Funds issued by AIG SAAMCo
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Senior Floating Rate Fund, Inc. issued by AIG SAAMCo
      VALIC Company I and
      VALIC Company II

(b) Directors, Officers and principal place of business:

      Officer/Directors*               Position
      ------------------------------------------------------------------------------------------
      Peter A. Harbeck                 Director
      J. Steven Neamtz                 Director, President & Chief Executive Officer
      Robert M. Zakem                  Director, Executive Vice President & Assistant Secretary
      Debbie Potash-Turner             Senior Vice President, Chief Financial Officer & Controller
      James Nichols                    Vice President
      Thomas Lynch                     Chief Compliance Officer
      Christine A. Nixon**             Secretary
      Virginia N. Puzon**              Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and the officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 or its record keeper, Delaware Valley Financial Services, LLC, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). The Registrant has complied with conditions one through four on the No-Action Letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 7 and 8 to its Registration Statement (File Nos. 333-90324 and 811-21096) to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 19th day of May 2004.


                                 VARIABLE ANNUITY ACCOUNT NINE
                                 (Registrant)

                                 By:  AIG SUNAMERICA LIFE ASSURANCE COMPANY


                                 By:  /s/ JAY S. WINTROB
                                      ---------------------------------------
                                      Jay S. Wintrob, Chief Executive Officer


                                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                 (Depositor)


                                 By:  /s/ JAY S. WINTROB
                                      ------------------------------------------
                                      Jay S. Wintrob, Chief Executive Officer

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                                TITLE                                 DATE
---------                                                -----                                 ----
JAY S. WINTROB*                                Chief Executive Officer,                    May 19, 2004
---------------------------------                     & Director
Jay S. Wintrob                               (Principal Executive Officer)


JAMES R. BELARDI*                                      Director                            May 19, 2004
----------------------------------
James R. Belardi


MARC H. GAMSIN*                                        Director                            May 19, 2004
----------------------------------
Marc H. Gamsin


N. SCOTT GILLIS*                                 Senior Vice President,                    May 19, 2004
----------------------------------          Chief Financial Officer & Director
N. Scott Gillis                              (Principal Financial Officer)


JANA W. GREER*                                         Director                            May 19, 2004
----------------------------------
Jana W. Greer


STEWART R. POLAKOV*                             Senior Vice President                      May 19, 2004
----------------------------------                   & Controller
Stewart R. Polakov                          (Principal Accounting Officer)


* By: /s/ MALLARY L. REZNIK                                                                May 19, 2004
----------------------------------
     Mallary L. Reznik
     Attorney-In-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION
----------         -----------
(10)               Consent of Independent Accountants
(14)               Diagram and Listing of All Persons Directly or
                   Indirectly Controlled By or Under Common
                   Control with AIG SunAmerica Life Assurance Company the
                   Depositor of Registrant